Non-Financial Assets	12 Months Ended
Dec. 31, 2021
Non-Financial Assets
Non-Financial Assets

19.Non-Financial Assets

Non-financial assets are as follows:

In € thousand	12/31/2021	12/31/2020
Advance payments	8,113	153
Total non-current non-financial assets	8,113	153
Value added tax claims	12,602	3,420
Prepaid expenses	9,924	1,284
Miscellaneous other current non-financial assets	468	1,070
Total current non-financial assets	22,994	5,774
Total non-financial assets	31,107	5,927

Advance payments are payments made for the acquisition of fixed assets (€6,852 thousand) and prepayments for multi-year supplier contracts, which have required upfront prepayments due to necessary investments by the suppliers (€11,185 thousand). Miscellaneous other current non-financial assets have mainly included the insurance claim amounting to €906 thousand in prior year (refer to note 9).